Item 1. Report to Shareholders

T. Rowe Price Reserve Investment Fund

May 31, 2004

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

Performance Comparison
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[GRAPHIC OMITTED]

Reserve Investment Fund

As of 5/31/04

Reserve Investment Fund                                    $             13,142

Lipper Institutional Money Market Funds Average            $             12,752


                                                                         Lipper
                                                                  Institutional
                                                   Reserve         Money Market
                                           Investment Fund        Funds Average

8/25/97                                    $        10,000      $        10,000

5/98                                                10,444               10,401

5/99                                                11,018               10,923

5/00                                                11,661               11,513

5/01                                                12,412               12,199

5/02                                                12,788               12,501

5/03                                                12,997               12,658

5/04                                                13,142               12,752



Average Annual Compound Total Return
                                                                Since Inception
Periods Ended 5/31/04           1 Year             5 Years             (8/25/97)

Reserve Investment Fund           1.12%               3.59%                4.12%

Lipper Institutional Money
Market Funds Average              0.69                3.12                 3.67*


*Lipper returns as of 8/31/97.

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

Dear Shareholder,

Reflecting very low money market rates, your fund had a positive return of 1.12% during the 12 months ended May 31, 2004. It outperformed the Lipper Institutional Money Market Funds Average during the period, as shown in the table on the previous page, because of ultra-low fund expenses and because we emphasized longer-term, higher-yielding money market securities for most of the last year. The Federal Reserve reduced the federal funds target rate from 1.25% to 1.00% in June 2003; money market yields, which closely track the fed funds rate, stayed close to 1.00% for most of the fund's fiscal year.

As you know, the fund is managed to provide a stable share price of $1.00. Its goals are preservation of capital, liquidity, and, consistent with these, the highest possible current income. The fund invests at least 95% of its total assets in prime money market instruments, that is, securities receiving a credit rating within the highest category assigned by at least two established rating agencies, or by one rating agency if the security is rated by only one, or, if unrated, the equivalent rating as established by T. Rowe Price. The fund's dollar-weighted average maturity will not exceed 90 days, and it will not purchase any security with a maturity of more than 13 months.

Portfolio Characteristics

Periods Ended                                      5/31/03              5/31/04

Price Per Share                            $          1.00      $          1.00

Dividend Yield (7-Day Simple)*                        1.28%                1.09%

Weighted Average Maturity (days)                        51                   44

Weighted Average Quality**                      First Tier           First Tier

* Dividends earned for the last seven days of the period indicated are annualized and divided by the fund's net asset value.

** All securities purchased in the money fund are rated in the two highest categories (tiers) as established by the national rating agencies or, if unrated, are deemed of comparable quality by T. Rowe Price.

Note: A money fund's yield more closely reflects its current earnings than the total return.

As shown in the Portfolio Characteristics table, the fund's weighted average maturity slipped from 51 days to 44 days during its fiscal year. The fund's seven-day dividend yield eased from 1.28% to 1.09%. The fund's price per share remained steady at $1.00, and its weighted average quality remained very high because we continued to focus primarily on money market instruments with the highest credit quality.

We thank you for your continued support.

Respectfully submitted,

James S. Riepe
Chairman

June 17, 2004

T. Rowe Price Government Reserve Investment Fund
Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

Performance Comparison
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[GRAPHIC OMITTED]

Government Reserve Investment Fund

As of 5/31/04

Government Reserve Investment Fund                      $12,863

Lipper U.S. Government Money Market Funds Average       $12,436

                                                                        Lipper
                                                                U.S. Government
                                        Government Reserve         Money Market
                                           Investment Fund        Funds Average

8/25/97                                    $        10,000      $        10,000

5/98                                                10,425               10,373

5/99                                                10,958               10,849

5/00                                                11,552               11,386

5/01                                                12,247               12,016

5/02                                                12,553               12,270

5/03                                                12,735               12,382

5/04                                                12,863               12,436


Average Annual Compound Total Return
                                                                Since Inception
Periods Ended 5/31/04           1 Year             5 Years             (8/25/97)

Government Reserve
Investment Fund                   1.00%               3.26%                3.79%

Lipper U.S. Government
Money Market Funds Average        0.38                2.72                 3.28*


*    Lipper returns as of 8/31/97.

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

Dear Shareholder,

Reflecting historically low Treasury bill rates, your fund returned 1.00% for the 12-month period ended May 31, 2004. The fund outperformed the Lipper U.S. Government Money Market Funds Average, as shown in the table on the previous page, because of ultra-low fund expenses and because we emphasized longer-term, higher-yielding Treasury bills for most of the fund's fiscal year. The Federal Reserve reduced the federal funds target rate from 1.25% to 1.00% in June 2003; Treasury bill yields, which closely track the fed funds rate, stayed close to 1.00% for most of the fund's fiscal year.

As you know, the fund is managed to provide a stable share price of $1.00. It seeks to maximize preservation of capital, liquidity, and, consistent with these goals, the highest possible current income by investing at least 80% of its net assets in U.S. Treasury securities, which are backed by the full faith and credit of the federal government, and repurchase agreements thereon. The remainder is invested in other securities guaranteed by the U.S. government and repurchase agreements. We will not purchase any security with a maturity of more than 13 months, and the fund's weighted average maturity will not exceed 90 days.

Portfolio Characteristics

Periods Ended                                      5/31/03              5/31/04

Price Per Share                            $          1.00      $          1.00

Dividend Yield (7-Day Simple)*                        1.22%                0.98%

Weighted Average Maturity (days)                         6                   34

Weighted Average Quality**                      First Tier           First Tier


* Dividends earned for the last seven days of the period indicated are annualized and divided by the fund's net asset value.

** All securities purchased in the money fund are rated in the two highest categories (tiers) as established by the national rating agencies or, if unrated, are deemed of comparable quality by T. Rowe Price.

Note: A money fund's yield more closely reflects its current earnings than the total return.

As shown in the Portfolio Characteristics table, the fund's weighted average maturity rose from six days to 34 days during its fiscal year. The fund's simple seven-day dividend yield declined from 1.22% to 0.98%. The portfolio's weighted average quality remained very high because Treasuries continued to offer the highest credit quality.

We thank you for your continued support.

Respectfully submitted,

James S. Riepe
Chairman

June 17, 2004

T. Rowe Price Reserve Investment Fund
Financial Highlights

Certified Annual Report
                                  For a share outstanding throughout each period

                          Year
                         Ended
                       5/31/04     5/31/03     5/31/02     5/31/01     5/31/00
NET ASSET VALUE
Beginning of
period               $   1.000   $   1.000   $   1.000   $   1.000   $   1.000

Investment
activities
  Net investment
  income (loss)          0.011       0.016       0.030       0.063       0.057

Distributions
  Net investment
  income                (0.011)     (0.016)     (0.030)     (0.063)     (0.057)

NET ASSET VALUE
End of period        $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
                     ---------------------------------------------------------

Ratios/Supplemental Data

Total return^             1.12%       1.64%       3.03%       6.44%       5.84%

Ratio of total
expenses to
average net assets        0.00%       0.01%       0.02%       0.02%       0.01%

Ratio of net
investment
income (loss) to
average net assets        1.11%       1.63%       2.93%       6.27%       5.71%

Net assets,
end of period
(in millions)        $   5,095   $   3,728   $   4,115   $   3,555   $   3,009


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Government Reserve Investment Fund
Financial Highlights

Certified Annual Report
                                  For a share outstanding throughout each period

                          Year
                         Ended
                       5/31/04     5/31/03     5/31/02     5/31/01     5/31/00
NET ASSET VALUE
Beginning of
period               $   1.000   $   1.000   $   1.000   $   1.000   $   1.000

Investment
activities
  Net investment
  income (loss)          0.010       0.014       0.025       0.059       0.053

Distributions
  Net investment
  income                (0.010)     (0.014)     (0.025)     (0.059)     (0.053)

NET ASSET VALUE
End of period        $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
                     ---------------------------------------------------------

Ratios/Supplemental Data

Total return^             1.00%       1.46%       2.50%       6.02%       5.42%

Ratio of total
expenses to
average net assets        0.01%       0.01%       0.01%       0.02%       0.01%

Ratio of net
investment
income (loss)to
average net assets        1.00%       1.44%       2.53%       5.89%       5.34%

Net assets,
end of period
(in millions)        $     744   $   1,077   $     858   $   1,118   $     673



^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.


The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS(1)                          $ Par                Value
-------------------------------------------------------------------------------
(Amounts in 000s)

BANK NOTES   1.9%

U.S. Bank, 1.19%, 11/29/04                          60,000               60,002

World Savings Bank FSB, 1.02%, 6/9/04               34,900               34,900

Total Bank Notes (Cost  $94,902)                                         94,902


CERTIFICATES OF DEPOSIT - DOMESTIC *   6.6%

American Express Centurion Bank,
1.03%, 6/22/04                                      98,500               98,500

Fifth Third Bank, 1.075%, 9/20/04                   48,900               48,902

First Tennessee Bank, 1.04%, 6/24/04                17,900               17,900

HSBC Bank USA, 1.125%, 7/1/04                       73,900               73,903

Wells Fargo Bank
  1.03%, 6/17/04                                    25,000               25,000

  1.04%, 6/23/04
                                                    35,700               35,700
Wilmington Trust
  1.10%, 9/22/04                                    10,000               10,000

  1.11%, 8/4/04                                     24,000               24,000

Total Certificates of Deposit - Domestic *
(Cost  $333,905)                                                        333,905


CERTIFICATES OF DEPOSIT - EURODOLLAR ^   8.2%

Barclays Bank
  1.10%, 8/4/04                                     35,000               35,000

  1.11%, 12/13/04                                   56,000               56,000

BNP Paribas, 1.12%, 12/29/04                        76,000               76,000

DePfa Bank, 1.28%, 8/6/04                           50,000               50,000

Deutsche Bank, 1.37%, 8/5/04                        45,000               45,006

HBOS Treasury Services, 1.03%, 6/14/04              50,000               50,000

National Australia Bank, 1.075%, 7/22/04            35,000               34,999

Royal Bank of Scotland, 1.045%, 6/16/04             40,000               40,000

Societe Generale, 1.13%, 12/30/04                   30,000               30,000

Total Certificates of Deposit - Eurodollar ^
(Cost  $417,005)                                                        417,005


CERTIFICATES OF DEPOSIT - YANKEE ++   8.0%

Abbey National Treasury Services,
1.42%, 10/21/04                                     25,000               24,999

BNP Paribas, 1.39%, 8/27/04                         25,000               24,999

Canadian Imperial Bank of Commerce
  1.04%, 6/8/04                                     60,000               60,000

  1.31%, 8/13/04                                    28,250               28,249

Credit Suisse First Boston,
  1.10%, 8/4/04                                     50,000               50,000

Dexia Bank Belgium, 1.05%, 7/7/04                   19,000               19,000

Lloyds Bank, 1.04%, 6/30/04                         50,000               50,000

Rabobank Nederland, VR, 1.027%, 6/9/04              50,000               50,000

Royal Bank of Scotland
  1.07%, 7/19/04                                    10,000               10,000

  1.09%, 8/11/04                                    30,000               30,000

Svenska Handelsbanken, 1.12%, 8/3/04                20,000               20,000

Toronto-Dominion Bank, 1.03%, 6/2/04                25,000               25,000

UBS, 1.065%, 7/6/04                                 18,000               18,000

Total Certificates of Deposit - Yankee ++
(Cost  $410,247)                                                        410,247


COMMERCIAL PAPER   18.7%

ABN AMRO North America Finance,
1.08%, 8/5/04                                       10,600               10,579

BMW U.S. Capital, 1.07%, 7/12/04                    65,000               64,921

CBA (Delaware) Finance
  1.04%, 6/11/04                                     1,200                1,200

  1.05%, 6/10/04                                     2,400                2,399

Ciesco, 1.03%, 6/25/04                              20,694               20,680

Citigroup Global Markets Holdings
  1.02%, 6/1/04                                      5,649                5,649

  1.03%, 6/11/04                                    18,000               17,995

Danske
  1.11%, 7/12 - 8/11/04                             77,650               77,501

  1.12%, 6/16/04                                    10,000                9,995

  1.135%, 6/11/04                                   16,934               16,929

Dexia Delaware
  1.03%, 6/24/04                                     3,000                2,998

  1.05%, 6/24 - 7/7/04                              33,175               33,141

GE Capital International Funding,
1.04%, 6/14/04                                      29,461               29,450

General Electric Capital, 1.10%, 8/13/04             4,300                4,290

Greenwich Capital Holdings, 1.05%, 6/28/04          17,818               17,804

International Lease Fin.
  1.03%, 6/9/04                                     43,967               43,957

  1.04%, 6/25/04                                     4,143                4,140

K2 (USA), 1.03%, 6/18/04                            10,000                9,995

Marsh & McLennan Companies,
1.03%, 6/7/04                                        2,450                2,450

Merril Lynch, 1.08%, 7/28/04                        50,000               49,915

MetLife Funding, 1.05%, 7/14/04                     24,000               23,970

Morgan Stanley Dean Witter & Co.,
1.04%, 6/21/04                                      50,000               49,971

Nationwide Building Society
  1.035%, 6/18/04                                   50,000               49,976

  1.04%, 6/9/04                                      3,952                3,951

  1.05%, 6/30/04                                    14,900               14,887

New Center Asset Trust
  1.04%, 6/7/04                                      4,000                3,999

  1.05%, 6/7 - 6/30/04                              85,000               84,951

  1.11%, 7/7/04                                     44,000               43,951

New York State Power Auth.
  1.04%, 6/10/04                                    23,000               22,994

  1.05%, 6/10/04                                     1,061                1,061

Nordea North America
  1.04%, 6/7/04                                      9,000                8,998

  1.09%, 7/30/04                                    33,000               32,941

Province of Quebec,
1.20%, 6/7/04                                       33,050               33,043

San Paolo IMI U.S. Financial,
1.12%, 7/1/04                                       50,000               49,953

UBS Finance
  1.04%, 6/10 - 6/11/04                             23,550               23,544

  1.05%, 6/3 - 6/29/04                              11,100               11,096

Westpac Trust Securities, 1.12%, 6/4/04             33,344               33,341

Yale University
  1.05%, 6/10/04                                    29,000               28,992

  1.10%, 7/6/04                                      7,900                7,892

Total Commercial Paper (Cost  $955,499)                                 955,499


COMMERCIAL PAPER - 4(2)   32.5%

Alpine Securitization
  1.04%, 6/2 - 6/18/04                              80,000               79,984

  1.06%, 7/2/04                                     34,500               34,469

  1.07%, 7/6/04                                      2,750                2,747

ASB Bank, 1.05%, 7/7/04                             30,000               29,969

Atlantic Asset Securitization
  1.04%, 6/4 - 6/15/04                              59,060               59,039

  1.05%, 6/25/04                                     9,725                9,718

BASF, 1.04%, 6/24 - 6/30/04                         74,211               74,154

Cargill
  1.03%, 6/3/04                                     36,290               36,288

  1.04%, 6/10/04                                     4,000                3,999

CDC Commercial Paper
  1.05%, 7/13/04                                    67,000               66,918

  1.10%, 8/17/04                                    75,000               74,823

Ciesco LP
  1.03%, 6/18/04                                     4,061                4,059

  1.04%, 6/9 - 6/16/04                              97,300               97,269

Citibank Credit Card Issuance Trust,
1.06%, 7/6/04                                       10,000                9,990

CRC Funding
  1.04%, 6/8 - 6/18/04                              78,500               78,471

  1.05%, 6/23/04                                    54,525               54,490

Delaware Funding, 1.04%, 6/7 - 6/22/04              24,000               23,993

Fairway Finance, 1.04%, 6/10 - 6/18/04              43,108               43,092

Falcon Asset Securitization
  1.03%, 6/7 - 6/15/04                              84,000               83,971

  1.04%, 6/10/04                                    12,000               11,997

Ford Credit Floorplan Master Owner Trust,
1.05%, 6/17/04                                      16,000               15,993

GE Capital International Funding,
1.04%, 6/22/04                                       3,000                2,998

Grampian Funding
  1.04%, 6/8/04                                     10,000                9,998

  1.167%, 6/2/04                                    50,000               49,998

Jefferson Pilot, 1.04%, 6/4/04                      28,500               28,498

K2 (USA), 1.07%, 7/23/04                             2,000                1,997

KFW International Finance
  1.12%, 8/31/04                                    31,000               30,912

  1.15%, 12/31/04                                   80,000               79,456

Kitty Hawk Funding, 1.04%, 6/18/04                  61,334               61,304

MassMutual Funding, 1.03%, 6/29/04                   1,000                  999

Nationwide Life Insurance, 1.04%, 6/15/04           20,000               19,992

New York Life Capital, 1.04%, 6/3 - 6/17/04         39,727               39,711

Old Line Funding, 1.04%, 6/3 - 6/21/04              31,750               31,738

Park Avenue Receivables
  1.03%, 6/8 - 6/14/04                              47,960               47,947

  1.04%, 6/3 - 6/23/04                              79,600               79,579

Preferred Receivables Funding,
1.03%, 6/21/04                                      50,000               49,971

Sigma Finance
  1.05%, 7/2/04                                     93,000               92,916

  1.105%, 8/11/04                                   25,000               24,945

Southern Company, 1.03%, 6/3/04                      1,855                1,855

Stadshypotek Delaware
  1.04%, 6/8/04                                      1,300                1,300

  1.06%, 7/2/04                                     13,000               12,988

  1.10%, 8/5/04                                     22,000               21,956

Yorktown Capital, 1.04%, 6/4 - 6/15/04              67,489               67,473

Total Commercial Paper - 4(2)
(Cost  $1,653,964)                                                    1,653,964


FUNDING AGREEMENTS   2.9%

Allstate Life Insurance
  VR, 1.25%, 6/1/05++                               15,000               15,000

  VR, 1.32%, 6/1/05++                               10,000               10,000

GE Life & Annuity, VR, 1.21%, 1/12/05               25,000               25,000

New York Life Insurance, VR,
1.20%, 12/10/04                                     35,000               35,000

Security Life of Denver, 1.15%, 6/24/04             20,000               20,000

Transamerica Occidential Life, VR,
1.25%, 6/28/05                                      40,000               40,000

Total Funding Agreements (Cost  $145,000)                               145,000


MEDIUM-TERM NOTES   3.5%

American Express, 6.75%, 6/23/04                     3,000                3,010

Bank of America, 6.625%, 6/15/04                    16,685               16,720

First Union, 6.625%, 6/15/04                         1,400                1,403

GE Capital, VR, 1.18%, 6/17 - 7/8/05                20,000               20,000

Goldman Sachs, 144A, VR, 1.17%, 6/1/05              60,000               60,000

Home Depot, 6.50%, 9/15/04                          23,755               24,102

Marsh & McLennan Companies, 6.625%, 6/15/04          3,200                3,207

Wal-Mart Stores, 5.199%, 6/1/04                     50,000               50,000

Total Medium-term Notes (Cost  $178,442)                                178,442


MUNICIPAL SECURITIES   13.7%

Alaska Housing Finance Corp.,
Single Family Housing
VRDN (Currently 1.00%) (MBIA Insured)               25,000               24,999

Broward County, GO, TECP, 1.12%, 6/4/04             16,000               16,000

California, RAN, GO, 2.00%, 6/16/04                 17,000               17,005

California HFA
  Catholic Healthcare West, VRDN
  (Currently 1.05%)                                 25,000               25,000

  Pooled Loan Program, VRDN
  (Currently 1.07%) (FGIC Insured)                   8,525                8,525

  Sisters of Charity of Leavenworth, VRDN
  (Currently 1.06%)                                  9,155                9,155

Charlotte Water & Sewer, VRDN
(Currently 1.05%)                                   41,260               41,260

Charlotte-Mecklenburg Hosp. Auth., VRDN
(Currently 1.16%)                                   10,000               10,000

DeKalb Private Hosp. Auth., Egleston
Childrens Hosp. VRDN (Currently 1.05%)              23,250               23,250

Detroit Water Supply System, VRDN
(Currently 1.08%) (FGIC Insured)                    10,500               10,500

District of Columbia, GO, VRDN
(Currently 1.02%) (FSA Insured)                     12,000               12,000

Gulf Coast IDA, BP Amoco, VRDN
(Currently 1.13%) #                                  1,400                1,400

Gulf Coast Waste Disposal Auth., BP Amoco
VRDN (Currently 1.13%) #                            23,200               23,200

Harris County Health Fac. Dev. Corp.
  St. Lukes Episcopal Hosp., VRDN
  (Currently 1.08%)                                  8,500                8,500

  Texas Childrens Hosp., VRDN
  (Currently 1.11%) (MBIA Insured)                   3,600                3,600

Illinois, GO, VRDN (Currently 1.08%)                17,500               17,500

Jackson County PCR, Chevron, VRDN
(Currently 1.08%)                                   20,550               20,550

Loudoun County IDA, Howard Hughes
Medical Institute VRDN (Currently 1.05%)            54,200               54,199

Louisville & Jefferson County
Regional Airport, United Parcel Service
of America, VRDN (Currently 1.11%) #                 4,000                4,000

Maryland Economic Dev. Corp., Federation
of American Societies VRDN
(Currently 1.08%)                                    7,800                7,800

Maryland HHEFA
  Carnegie Institution of Washington,
  VRDN (Currently 1.06%)                            13,110               13,110

  Stella Maris, VRDN (Currently 1.08%)               9,950                9,950

Massachusetts HEFA
  Harvard Univ., VRDN (Currently 0.94%)             52,925               52,923

  Partners Healthcare Systems, VRDN
  (Currently 1.05%)                                 33,300               33,300

New York City, GO, VRDN (Currently 1.04%)           10,000               10,000

New York City Housing Dev.
  Brittany Dev., VRDN (Currently 1.08%)
  (FNMA Insured) #                                  22,400               22,400

  West End Towers, VRDN (Currently 1.08%)
  (FNMA Insured) #                                  11,000               11,000

New York City Municipal Water Fin. Auth.,
VRDN (Currently 1.07%)                              36,700               36,700

New York Housing Fin. Agency
  River Terrace Assoc., VRDN
  (Currently 1.06%) (FNMA Insured)                  25,000               25,000

  345 East 94th Street Housing, VRDN
  (Currently 1.06%) (FHA Guaranteed) #               5,800                5,800

Panhandle-Plains Higher Ed. Auth., VRDN
(Currently 1.07%) (MBIA Insured) #                  25,000               25,000

Port City Medical Clinic Board, Infirmary
Health System VRDN (Currently 1.02%)
(AMBAC Insured)                                     12,700               12,700

St. Charles Parish PCR, Shell Oil, VRDN
(Currently 1.13%) #                                 10,900               10,900

Sublette County PCR, Exxon Mobil, VRDN
(Currently 1.06%) #                                  7,000                7,000

Triborough Bridge & Tunnel Auth., VRDN
(Currently 1.05%)                                   41,400               41,400

Univ. of Missouri, VRDN (Currently 1.08%)            8,600                8,600

Washington Suburban Sanitary Dist., GO,
VRDN (Currently 1.05%)                              21,350               21,350

Westminister, Carroll Luthern Village,
VRDN (Currently 1.07%)                              14,675               14,675

Total Municipal Securities (Cost  $700,251)                             700,251


U.S. GOVERNMENT AGENCY OBLIGATIONS +/- 3.2%
Federal Home Loan Bank
  1.00%, 7/20/04                                    50,000               50,000

  1.55%, 5/4/05                                     40,000               40,000

Federal Home Loan Mortgage, 1.15%,
8/16/04                                             25,000               24,939

Federal National Mortgage Assn.,
VR, 1.219%, 2/14/05                                 50,000               50,000


Total U.S. Government Agency Obligations
+/-(Cost  $164,939)                                                     164,939


Total Investments in Securities

99.2% of Net Assets (Cost $5,054,154)                      $          5,054,154

Certified Annual Report                                            May 31, 2004

PORTFOLIO OF INVESTMENT(1)                           $ Par                Value
-------------------------------------------------------------------------------
(Amounts in 000s)

REPURCHASE AGREEMENTS*   69.3%

Barclays Capital, Tri Party, Dated
5/28/04, 0.94% Delivery Value of
$25,003 on 6/1/04                                   25,000               25,000

Credit Suisse First Boston, Tri Party,
Dated 5/28/04, 0.99% Delivery Value of
$125,014 on 6/1/04                                 125,000              125,000

Deutsche Bank Securities, Tri Party,
Dated 5/28/04, 0.98% Delivery Value of
$145,016 on 6/1/04                                 145,000              145,000

Goldman Sachs, Tri Party,
Dated 5/28/04, 0.95% Delivery Value of
$25,654 on 6/1/04                                   25,651               25,651

J.P. Morgan Chase Bank, Tri Party,
Dated 5/28/04, 0.94% Delivery Value of
$25,003 on 6/1/04                                   25,000               25,000

Morgan Stanley & Co., Tri Party,
Dated 5/28/04, 0.97% Delivery Value of
$35,004 on 6/1/04                                   35,000               35,000

UBS Investment Bank, Tri Party,
Dated 5/28/04, 0.97% Delivery Value of
$100,011 on 6/1/04                                 100,000              100,000

Wachovia Securities, Tri Party,
Dated 5/28/04, 0.96% Delivery Value of
$35,004 on 6/1/04                                   35,000               35,000

Total Repurchase Agreements*
(Cost  $515,651)                                                        515,651


U.S. TREASURY OBLIGATIONS 30.2%

U.S. Treasury Bills
  1.00%, 7/1 - 8/5/04                               75,000               74,914

  1.002%, 9/2/04                                    20,000               19,948

  1.015%, 10/7/04                                   20,000               19,928

  1.025%, 9/23/04                                   20,000               19,935

  1.027%, 10/14/04                                  20,000               19,923

  1.07%, 9/16/04                                    20,000               19,937

U.S. Treasury Notes
  1.875%, 9/30/04                                   20,000               20,054

  2.00%, 11/30/04                                   30,000               30,139

Total U.S. Treasury Obligations
(Cost  $224,778)                                                        224,778

Total Investments in Securities

99.5% of Net Assets (Cost $740,429)                          $          740,429

(1)  Denominated in U.S. dollars unless otherwise noted

 *   Collateralized by U.S. government securities valued at $524,931 at
     May 31, 2004.   See Note 2.


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Reserve Investment Fund
Certified Annual Report                                            May 31, 2004

STATEMENT OF ASSETS AND LIABILITIES
(In thousands except share and per share amounts)

Assets

Investments in securities, at value (cost $5,054,154)      $          5,054,154

Other assets                                                             41,917

Total assets                                                          5,096,071

Liabilities

Total liabilities                                                           881

NET ASSETS                                                 $          5,095,190
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $                  1

Undistributed net realized gain (loss)                                      600

Paid-in-capital applicable to 5,094,412,680 shares of
$0.0001 par value capital stock outstanding;
7,000,000,000 shares of the Corporation authorized                    5,094,589

NET ASSETS                                                 $          5,095,190
                                                           --------------------
NET ASSET VALUE PER SHARE                                  $               1.00
                                                           --------------------



The accompanying notes are an integral part of these financial statements.

T. Rowe Price Government Reserve Investment Fund

Certified Annual Report                                            May 31, 2004

STATEMENT OF ASSETS AND LIABILITIES
(In thousands except share and per share amounts)

Assets

Investments in securities, at value (cost $740,429)        $            740,429

Other assets                                                              9,471

Total assets                                                            749,900

Liabilities

Total liabilities                                                         5,859

NET ASSETS                                                 $            744,041
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $                  1

Undistributed net realized gain (loss)                                       (5)

Paid-in-capital applicable to 743,860,896 shares of
$0.0001 par value capital stock outstanding;
7,000,000,000 shares of the Corporation authorized                      744,045

NET ASSETS                                                 $            744,041
                                                           --------------------
NET ASSET VALUE PER SHARE                                  $               1.00
                                                           --------------------



The accompanying notes are an integral part of these financial statements.

T. Rowe Price Reserve Investment Fund
Certified Annual Report

STATEMENT OF OPERATIONS
($ 000s)
                                                                           Year
                                                                          Ended
                                                                        5/31/04
Investment Income
(Loss)

Income
  Interest income                                          $             53,230

  Other                                                                      32

  Total income                                                           53,262

Expenses
  Custody and accounting                                                    179

  Legal and audit                                                            26

  Directors                                                                   8

  Shareholder servicing                                                       1

  Miscellaneous                                                              15

  Total expenses                                                            229

  Expenses paid indirectly                                                  (12)

  Net expenses                                                              217

Net investment income (loss)                                             53,045


Realized Gain (Loss)

Net realized gain (loss) on securities                                       58


INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $             53,103
                                                           --------------------



The accompanying notes are an integral part of these financial statements.

T. Rowe Price Government Reserve Investment Fund
Certified Annual Report

STATEMENT OF OPERATIONS
($ 000s)

                                                                           Year
                                                                          Ended
                                                                        5/31/04
Investment Income (Loss)

Interest income                                            $             11,180

Expenses
  Custody and accounting                                                     90

  Legal and audit                                                            18

  Directors                                                                   5

  Miscellaneous                                                               5

  Total expenses                                                            118

Net investment income (loss)                                             11,062


Realized Gain (Loss)

Net realized gain (loss) on securities                                       (5)


INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $             11,057
                                                           --------------------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Reserve Investment Fund
Certified Annual Report

STATEMENT OF CHANGES IN NET ASSETS
($ 000s)
                                                      Year
                                                     Ended
                                                   5/31/04              5/31/03
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $        53,045      $        52,726

  Net realized gain (loss)                              58                  144

  Increase (decrease) in net
  assets from operations                            53,103               52,870


Distributions to shareholders
  Net investment income                            (53,045)             (52,726)


Capital share transactions*
  Shares sold                                   22,031,192           18,272,168

  Distributions reinvested                          52,599               52,385

  Shares redeemed                              (20,716,723)         (18,711,312)

  Increase (decrease) in net assets from
  capital share transactions                     1,367,068             (386,759)


Net Assets

Increase (decrease) during period                1,367,126             (386,615)

Beginning of period                              3,728,064            4,114,679


End of period                              $     5,095,190      $     3,728,064
                                           ---------------      ---------------

(Including undistributed net investment income of $1 at 5/31/04 and $1 at 5/31/03)


* Capital share transactions at net asset value of $1.00 per share


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Government Reserve Investment Fund
Certified Annual Report

STATEMENT OF CHANGES IN NET ASSETS
($ 000s)
                                                      Year
                                                     Ended
                                                   5/31/04              5/31/03
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $        11,062      $        12,736

  Net realized gain (loss)                              (5)                --

  Increase (decrease) in net assets
  from operations                                   11,057               12,736


Distributions to shareholders
  Net investment income                            (11,062)             (12,736)


Capital share transactions*
  Shares sold                                    4,586,712            3,713,619

  Distributions reinvested                          11,024               12,673

  Shares redeemed                               (4,931,041)          (3,506,528)

  Increase (decrease) in net assets from
  capital share transactions                      (333,305)             219,764


Net Assets

Increase (decrease) during period                 (333,310)             219,764

Beginning of period                              1,077,351              857,587


End of period                              $       744,041      $     1,077,351
                                           ---------------      ---------------

(Including undistributed net investment income of $1 at 5/31/04 and $1 at 5/31/03)



* Capital share transactions at net asset value of $1.00 per share



The accompanying notes are an integral part of these financial statements.

T. Rowe Price Reserve Investment Fund
--------------------------------------------------------------------------------
                                                                    May 31, 2004

Notes to Financial Statements
--------------------------------------------------------------------------------

T. Rowe Price Reserve Investment Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the Act) as a diversified, open-end management investment company. T. Rowe Price Reserve Investment Fund (Reserve
Fund) and T. Rowe Price Government Reserve Investment Fund (Government Reserve
Fund) are two portfolios (collectively, the Reserve Investment Funds) established by the corporation and both commenced operations on August 25, 1997.

The Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by T. Rowe Price Associates (Price Associates) and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Investment Funds seek preservation of capital, liquidity, and, consistent with these goals, the highest possible current income.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

          Basis of Preparation
          The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

          Valuation
          Each fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Securities are valued at amortized cost. Investments for which such valuation procedures are inappropriate or deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the funds' Board of Directors.

          Expenses Paid Indirectly
          Credits earned on temporarily uninvested cash balances at the custodian are used to reduce a fund's custody charges. Custody expense in the accompanying statement of operations is presented before reduction for credits, which totaled $12,000 for the Reserve Fund for the year ended May 31, 2004.

          Other
          Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENT TRANSACTIONS

          Repurchase Agreements
          All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the fund's custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.


NOTE 3 - FEDERAL INCOME TAXES

          No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

          Distributions during the year ended May 31, 2004 were characterized as ordinary income for tax purposes and totaled $53,045,000 for the Reserve Fund and $11,062,000 for the Government Reserve Fund. At May 31, 2004, the tax-basis components of net assets were as follows:

                                                                     Government
                                              Reserve Fund         Reserve Fund
    Unrealized appreciation                $          --        $        16,000

    Unrealized depreciation                           --                (21,000)
                                           ------------------------------------
    Net unrealized appreciation
    (depreciation)                                    --                 (5,000)

    Undistributed ordinary income                  601,000                1,000

    Paid-in capital                          5,094,589,000          744,045,000
                                           ------------------------------------
    Net assets                             $ 5,095,190,000      $   744,041,000
                                           ------------------------------------


          For the year ended May 31, 2004, the Reserve Fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Results of operations and net assets were not affected by these reclassifications.

                                                                   Reserve Fund

    Undistributed net realized gain                               $     (18,000)

    Paid-in-capital                                                      18,000

          At May 31, 2004, the cost of investments for federal income tax purposes was $5,054,154,000 for the Reserve Fund and $740,434,000 for the Government Reserve Fund.


NOTE 4 - RELATED PARTIES

          Price Associates is a wholly owned subsidiary of T. Rowe Price Group and is the investment manager for the Reserve and Government Reserve Funds. Price Associates or T. Rowe Price International, Inc. (Price International), a wholly owned subsidiary of Price Associates, also provides investment management services to all shareholders of the Reserve Investment Funds. The Reserve Investment Funds pay no management fees; however, Price Associates or Price International receives management fees from the mutual funds and other accounts invested in the Reserve and Government Reserve Funds. Certain officers and directors of the Reserve and Government Reserve Funds are also officers and directors of Price Associates and its subsidiaries, and of those invested in the Reserve Investment Funds.

          Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder and administrative, transfer and dividend disbursing, accounting, and certain other services to the Reserve Investment Funds. The Reserve Fund incurred expenses pursuant to these related party agreements totaling $84,000 for the year ended May 31, 2004, of which $7,000 was payable at period-end. The Government Reserve Fund incurred expenses pursuant to these agreements totaling $64,000 for the year ended May 31, 2004, of which $5,000 was payable at period-end.


NOTE 5 - INTERFUND LENDING

          Pursuant to the Reserve Fund's prospectus, the fund may lend up to 33 1/3% of its total assets. The Reserve Fund is party to an interfund borrowing agreement between itself and other T. Rowe Price-sponsored mutual funds, which permits it to lend cash at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. During the year ended May 31, 2004, the Reserve Fund made loans to other funds on 93 days, in the average amount of $10,527,000, and at an average annual rate of 1.26%. At May 31, 2004, the Reserve Fund had loans outstanding to other T. Rowe Price-sponsored mutual funds in the amount of $7,400,000, at an annual rate of 1.24%.

T. Rowe Price Reserve Investment Funds
Certified Annual Report


Report of Independent Registered Public Accounting Firm

To the Board of Directors of T. Rowe Price Reserve Investment Funds, Inc. and Shareholders of T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (the "Funds") at May 31, 2004, the results of their operations, the changes in their net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Baltimore, Maryland
June 22, 2004

T. Rowe Price Reserve Investment Fund
Certified Annual Report


Tax Information (Unaudited) for the Tax Year Ended 5/31/04

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included $18,000 from short-term capital gains.

T. Rowe Price Reserve Investment Fund
Certified Annual Report

[Reserve Investment Funds]

About the Fund's Directors and Officers

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Year of Birth)
Year Elected*
Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies
--------------------------------------------------------------------------------

Anthony W. Deering
(1945)
1997
Director, Chairman of the Board, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.
(1943)
2001
Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm

David K. Fagin
(1938)
2001
Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.

Karen N. Horn
(1943)
2003
Managing Director and President, Global Private Client Services, Marsh Inc. (1999-2003); Managing Director and Head of International Private Banking, Bankers Trust (1996-1999); Director, Eli Lilly and Company and Georgia Pacific

F. Pierce Linaweaver
(1934)
1997
President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers

John G. Schreiber
(1946)
1997
Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust and The Rouse Company, real estate developers

*Each independent director oversees 111 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies
--------------------------------------------------------------------------------

Mary J. Miller, CFA
(1955)
2004
[37]
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Vice President, Reserve Investment Funds

James S. Riepe
(1943)
1997
[111]
Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Director, The Nasdaq Stock Market, Inc.; Chairman of the Board, Reserve Investment Fund

*Each inside director serves until retirement, resignation, or election of a successor.


Officers

Name (Year of Birth)
Title and Fund(s) Served
Principal Occupation(s)
--------------------------------------------------------------------------------

Stephen V. Booth, CPA (1961)
Vice President, Reserve Investment Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Steven G. Brooks, CFA (1954)
Vice President, Reserve Investment Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Brian E. Burns (1960)
Vice President, Reserve Investment Funds
Assistant Vice President, T. Rowe Price

Joseph A. Carrier (1960)
Treasurer, Reserve Investment Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company

Patrick S. Cassidy, CFA (1964)
Vice President, Reserve Investment Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Roger L. Fiery III, CPA (1959)
Vice President, Reserve Investment Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company

Gregory S. Golczewski (1966)
Vice President, Reserve Investment Funds
Vice President, T. Rowe Price and T. Rowe Price Trust Company

Terri L. Hett (1959)
Assistant Vice President, Reserve Investment Funds
Employee, T. Rowe Price

Henry H. Hopkins (1942)
Vice President, Reserve Investment Funds
Director and Vice President, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.

Alan D. Levenson, PhD (1958)
Vice President, Reserve Investment Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Patricia B. Lippert (1953)
Secretary, Reserve Investment Funds
Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.

Joseph K. Lynagh, CFA (1958)
Vice President, Reserve Investment Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

James M. McDonald (1949)
President, Reserve Investment Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Edward A. Wiese, CFA (1959)
Vice President, Reserve Investment Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; Chief Investment Officer, Director, and Vice President, T. Rowe Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2004                  2003

     Audit Fees                             $23,421               $17,642

     Audit-Related Fees                       2,131                    --

     Tax Fees                                 6,473                 4,750

     All Other Fees                             248                    --

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $819,000 and $671,000 respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Reserve Investment Funds, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     July 16, 2004